Post Balance Sheet events - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Apr. 01, 2018 GBP (£)	May 30, 2018 GBP (£) Role	Mar. 31, 2018 GBP (£) Employee	Mar. 31, 2017 GBP (£) Employee	Mar. 31, 2016 GBP (£) Employee	Apr. 30, 2018 MHz GHz
Post Balance Sheet Events [Line Items]
Internal revenue			£ 23,723,000,000	£ 24,062,000,000	£ 19,012,000,000
Operating costs			£ 20,342,000,000	£ 20,895,000,000	£ 15,399,000,000
Year end | Employee			105,800	106,400	102,500
Average | Employee			106,200	105,000	91,000
Accrued income			£ 777,000,000	£ 955,000,000	£ 1,072,000,000
Cash in excess of deposits			21,000,000
Ofcom [Member]
Post Balance Sheet Events [Line Items]
Deposit with Ofcom			325,000,000
Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			£ 1,251,000,000	£ 1,184,000,000	£ 1,152,000,000
Consumer [Member]
Post Balance Sheet Events [Line Items]
Year end | Employee			18,200	17,900	15,700
Average | Employee			18,000	16,800	7,600
Accrued income			£ 208,000,000	£ 260,000,000	£ 395,000,000
Consumer [Member] | Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			£ 363,000,000	£ 463,000,000	£ 405,000,000
Enterprise [Member]
Post Balance Sheet Events [Line Items]
Year end | Employee			13,900	14,100	14,000
Average | Employee			14,200	13,900	13,100
Accrued income			£ 279,000,000	£ 318,000,000	£ 245,000,000
Enterprise [Member] | Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			£ 345,000,000	£ 275,000,000	£ 191,000,000
Events After Reporting Period [Member]
Post Balance Sheet Events [Line Items]
Frequency of spectrum secured | MHz						40
Total frequeny of spectrum | GHz						3.4
Spectrum acquisition cost	£ 304,000,000
Announcing Or Commencing Implementation of Major Restructuring [Member]
Post Balance Sheet Events [Line Items]
Reduction in back office and middle management roles related to restructuring programme		£ 800,000,000
Reduction payback period		2 years
Expected cash cost reduction related to restructuring programme		£ 1,500,000,000
Cost of balances of restructuring programme		£ 60,000,000
Number of removal of full time equivalent roles | Role		1,200
Further run rate synergies related to ee integration programme		£ 110,000,000
BT Consumer [Member]
Post Balance Sheet Events [Line Items]
Year end | Employee			8,800	8,700	6,700
Average | Employee			8,800	7,700	6,300
Accrued income			£ 86,000,000	£ 90,000,000	£ 83,000,000
BT Consumer [Member] | Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			£ 157,000,000	£ 128,000,000	£ 138,000,000
EE [Member]
Post Balance Sheet Events [Line Items]
Year end | Employee			9,400	9,200	9,000
Average | Employee			9,200	9,100	1,300
Accrued income			£ 122,000,000	£ 170,000,000	£ 312,000,000
EE [Member] | Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			206,000,000	335,000,000	267,000,000
Business and Public Sector [Member]
Post Balance Sheet Events [Line Items]
Accrued income			134,000,000	151,000,000	146,000,000
Business and Public Sector [Member] | Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			253,000,000	200,000,000	115,000,000
Wholesale and Ventures [Member]
Post Balance Sheet Events [Line Items]
Accrued income			145,000,000	167,000,000	99,000,000
Wholesale and Ventures [Member] | Current [Member]
Post Balance Sheet Events [Line Items]
Trade Receivables Not Past Due			92,000,000	75,000,000	76,000,000
Elimination of Intersegment Amounts [Member]
Post Balance Sheet Events [Line Items]
Internal revenue			3,330,000,000	3,396,000,000	3,323,000,000
Elimination of Intersegment Amounts [Member] | BT Consumer [Member]
Post Balance Sheet Events [Line Items]
Operating costs			959,000,000	970,000,000	965,000,000
Elimination of Intersegment Amounts [Member] | BT Consumer [Member] | Events After Reporting Period [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	0
Operating costs	0
Elimination of Intersegment Amounts [Member] | EE [Member]
Post Balance Sheet Events [Line Items]
Internal revenue			37,000,000	37,000,000	7,000,000
Elimination of Intersegment Amounts [Member] | EE [Member] | Events After Reporting Period [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	0
Operating costs	£ 0
Elimination of Intersegment Amounts [Member] | Business and Public Sector [Member]
Post Balance Sheet Events [Line Items]
Internal revenue			32,000,000	22,000,000	24,000,000
Operating costs			32,000,000	22,000,000	24,000,000
Elimination of Intersegment Amounts [Member] | Wholesale and Ventures [Member]
Post Balance Sheet Events [Line Items]
Internal revenue			32,000,000	22,000,000	24,000,000
Operating costs			£ 32,000,000	£ 22,000,000	£ 24,000,000